Note 16 - Restricted Cash	12 Months Ended
Jun. 30, 2020
Statement Line Items [Line Items]
Disclosure of restricted cash [text block]
16.
         Restricted cash

	As at June 30		As at March 31
(US dollars in thousands)	20 20	2019	2019	201 8
Bank guarantee security deposit	1,013	632	816	-
Preferred supplier agreement escrow	-	-	503	-
Total	1,013	632	1,319	-

At
June 30, 2020,
there is a total of
$1.0
million (
June 30, 2020,
$0.6
million;
March 31, 2019:
$0.8
million) of cash which is subject to restriction as security for bank guarantees provided to customers in support of performance obligations under power services contracts.